10-Q Share-based compensation	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
Equity Incentive Plans
The Company maintains a LTIP, which provides for the grant of incentive stock options, non-statutory stock options, restricted stock units, performance stock units and other share-based awards to eligible participants. The number of SVS reserved for issuance from time to time under the LTIP is calculated as 10% of the aggregate number of SVS and MVS outstanding on an “as-converted” basis.
On June 5, 2026, the Company effected a 1-for-3 reverse stock split of its SVS and MVS. All share amounts, per share amounts, voting rights and equity award information included herein has been retrospectively adjusted to reflect the reverse stock split for all periods presented. See Note 2 — Basis of presentation and consolidation for further detail.
Virtual Employee Share Options
In the second quarter of 2025, the Company granted VSOs in connection with the Company’s prior acquisition of Four20 in September 2022. The VSOs were granted to certain employees of Four20 and vest over a 36-month requisite service period ending December 31, 2025, with payment contingent on a qualifying “Exit Event”, as defined in the underlying plan agreement. Settlement of the Company’s outstanding VSO obligation occurred in the first half of 2026.
Share-based compensation consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Equity-classified awards:
Stock options	$8,268	$9,374	$7,591
Performance stock units	10,660	1,705	501
Restricted stock units	11,779	14,617	11,918
Share-based compensation expense: equity-classified awards	30,707	25,696	20,010
Liability-classified awards:
Virtual share option awards(1)	5,029	—	—
Share-based compensation expense: liability-settled awards	5,029	—	—
Total share-based compensation expense	$35,736	$25,696	$20,010

(1) Includes the cumulative share-based compensation expense recognized for VSOs granted during the second quarter of 2025, for which the requisite service periods retroactively commenced in January 2023.

Stock options
As of December 31, 2025, 2024 and 2023, total unamortized compensation cost related to unvested stock options was $12.2 million, $13.7 million, $18.3 million, respectively, which the Company expects to recognize over a weighted-average period of 1.95, 2.00 and 2.31 years, respectively.
The total intrinsic value of stock options exercised and the total fair value of stock options vested during the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
	2025	2024	2023
Total intrinsic value of options exercised	4,807	208	798
Total fair value of options vested	5,256	8,353	10,221
Significant assumptions used to estimate the fair value of the Company’s stock options granted during the years ended 2025, 2024 and 2023 were as follows:

Years Ended December 31,
	2025	2024	2023
Expected volatility	72% — 79%	71% — 74%	68% — 72%
Expected life in years	6.16 - 6.24	6.01 - 6.02	5.38 — 6.73
Expected dividends(1)	—%	—%	—%
Risk-free interest rate (based on government bonds)	3.81% — 4.21%	3.63% — 4.52%	3.13% — 4.60%

(1) The Company has never paid cash dividends nor expects to pay cash dividends in the foreseeable future.
The Company’s stock options activity and related information during the years ended December 31, 2025, 2024 and 2023 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2025	9,887,023	$14.940
Forfeited	(2,284,138)	21.933
Expired	(737,931)	26.877
Exercised	(621,424)	0.411
Granted	4,375,072	3.279
Outstanding at December 31, 2025	10,618,602	$8.658	6.65	$28,364
Options exercisable at December 31, 2025	3,374,323	$10.596	3.03	$10,928

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2024	9,310,868	$15.870
Forfeited	(487,165)	13.542
Expired	(143,459)	44.220
Exercised	(25,130)	6.180
Granted	1,231,909	10.595
Outstanding at December 31, 2024	9,887,023	$14.940	5.50	$8,846
Options exercisable at December 31, 2024	5,572,751	$16.621	3.40	$8,778

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2023	8,179,723	$20.01
Forfeited	(856,521)	22.20
Expired	(807,244)	27.72
Exercised	(70,590)	0.69
Granted	2,865,500	8.91
Outstanding at December 31, 2023	9,310,868	$15.87	6.29	$34,646
Options exercisable at December 31, 2023	4,989,095	$16.23	4.22	$25,679
Performance stock units
As of December 31, 2025, 2024 and 2023 total unamortized compensation cost related to unvested performance stock units was $10.7 million, $2.3 million and $5.3 million, respectively, which the Company expected to recognize over a weighted-average period of 1.53, 1.41 and 2.20 years, respectively.
The Company’s PSU activity and related information for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	629,861	$11.430
Forfeited	(583,446)	8.430
Vested	(119,983)	10.350
Granted	3,337,046	2.820
Unvested at December 31, 2025	3,263,478	$3.180
Inception-to-date PSUs vested at December 31, 2025	252,162	$9.480

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	674,707	$8.670
Forfeited	(713,942)	10.110
Vested	(132,179)	8.670
Granted	801,275	12.120
Unvested at December 31, 2024	629,861	$11.430
Inception-to-date PSUs vested at December 31, 2024	132,179	$8.670

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	—	$—
Forfeited	(72,084)	8.670
Vested	—	—
Granted	746,791	8.670
Unvested at December 31, 2023	674,707	$8.670
Inception-to-date PSUs vested at December 31, 2023	—
Modifications
During the year ended December 31, 2025, the Company modified the performance targets for PSUs granted in 2025. The modification resulted in incremental compensation cost of $19.1 million, which will be recognized prospectively over the remaining service period.
Restricted stock units
As of December 31, 2025, 2024 and 2023, total unamortized compensation cost related to unvested restricted stock units was $33.9 million, $15.7 million and $17.9 million, respectively, which the Company expected to recognize over a weighted-average period of 2.39, 1.95 and 1.83 years, respectively.
The Company’s RSU activity and related information for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	2,111,261	$10.890
Forfeited	(798,159)	6.270
Vested	(872,741)	11.640
Granted	8,408,305	4.170
Unvested at December 31, 2025	8,848,666	$4.830
Inception-to-date RSUs vested at December 31, 2025	3,893,206	$17.760

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	2,048,653	$12.360
Forfeited	(819,826)	12.180
Vested	(1,076,186)	12.990
Granted	1,958,620	11.040
Unvested at December 31, 2024	2,111,261	$10.890
Inception-to-date RSUs vested at December 31, 2024	3,020,465	$19.530

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	1,428,146	$22.320
Forfeited	(583,199)	16.980
Vested	(533,768)	23.310
Granted	1,737,474	9.090
Unvested at December 31, 2023	2,048,653	$12.360
Inception-to-date RSUs vested at December 31, 2023	1,944,279	$23.140